COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES.
Schedule of commitments

	Total	Less than 1 year	2 years	3 years	4 years	5 years	Thereafter
(millions of Canadian dollars)
Purchase of services, pipe and other materials, including transportation	14,025	5,459	1,918	1,205	1,118	1,025	3,300
Capital and operating leases	739	110	103	60	56	51	359
Maintenance agreements	420	46	46	31	25	19	253
Land lease commitments	363	13	13	13	13	13	298
Total	15,547	5,628	2,080	1,309	1,212	1,108	4,210